Income Taxes - (Provision For Income Taxes From Continuing Operations) (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 27, 2019	Sep. 28, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
Federal U.S.			$ 34.9	$ 102.7	$ 102.1
Non-U.S.			26.0	28.7	33.2
State and local			7.8	12.4	15.5
Deferred:
Federal U.S.			4.9	(70.9)	(9.6)
Non-U.S.			(4.3)	12.5	(10.1)
State and local			1.1	0.2	(1.4)
Income tax provision	$ 39.4	$ 53.2	$ 70.4	$ 85.6	$ 129.7